UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, Massachusetts          2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $      525,863
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGNICO EAGLE MINES LTD       COM            008474108    3,877    71,800 SH       DEFINED    1,2         71,800      0    0
ALLEGHENY TECHNOLOGIES INC   COM            01741R102    5,619   125,500 SH       DEFINED    1,2        125,500      0    0
ALLIED NEVADA GOLD CORP      COM            019344100    7,388   489,900 SH       DEFINED    1,2        489,900      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102   14,619   337,000 SH       DEFINED    1,2        337,000      0    0
ANADARKO PETE CORP           COM            032511107   18,370   294,300 SH       DEFINED    1,2        294,300      0    0
BARRICK GOLD CORP            COM            067901108   11,278   286,400 SH       DEFINED    1,2        286,400      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   11,816   154,300 SH       DEFINED    1,2        154,300      0    0
CANADIAN SUPERIOR ENERGY INC COM            136644101    2,076 3,460,172 SH       DEFINED    1,2      3,460,172      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    5,794   125,700 SH       DEFINED    1,2        125,700      0    0
CONSOL ENERGY INC            COM            20854P109   23,759   477,082 SH       DEFINED    1,2        477,082      0    0
CONTINENTAL RESOURCES INC    COM            212015101    9,582   223,400 SH       DEFINED    1,2        223,400      0    0
DENBURY RES INC              COM NEW        247916208      888    60,000 SH       DEFINED    1,2         60,000      0    0
DEVON ENERGY CORP NEW        COM            25179M103   11,025   150,000     CALL DEFINED    1,2        150,000      0    0
EXETER RES CORP              COM            301835104    1,022   144,000 SH       DEFINED    1,2        144,000      0    0
EXXON MOBIL CORP             COM            30231G102    3,682    54,000 SH       DEFINED    1,2         54,000      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   11,002   137,028 SH       DEFINED    1,2        137,028      0    0
FRONTEER DEV GROUP INC       COM            35903Q106    5,132 1,305,957 SH       DEFINED    1,2      1,305,957      0    0
FX ENERGY INC                COM            302695101      134    47,000 SH       DEFINED    1,2         47,000      0    0
GENERAL MOLY INC             COM            370373102      416   200,000 SH       DEFINED    1,2        200,000      0    0
GOLDCORP INC NEW             COM            380956409    3,203    81,413 SH       DEFINED    1,2         81,413      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   18,851 3,289,875 SH       DEFINED    1,2      3,289,875      0    0
IAMGOLD CORP                 COM            450913108    1,368    87,459 SH       DEFINED    1,2         87,459      0    0
INTERNATIONAL TOWER HILL MIN COM            46051L104    1,007   142,000 SH       DEFINED    1,2        142,000      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109    8,270   500,000 SH       DEFINED    1,2        500,000      0    0
MASSEY ENERGY CORP           COM            576206106   14,481   344,700 SH       DEFINED    1,2        344,700      0    0
MONSANTO CO NEW              COM            61166W101    1,635    20,000 SH       DEFINED    1,2         20,000      0    0
NATIONAL-OILWELL VARCO INC   COM            637071101   27,732   628,978 SH       DEFINED    1,2        628,978      0    0
NEXEN INC                    COM            65334H102    9,601   401,200 SH       DEFINED    1,2        401,200      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    2,649    32,558 SH       DEFINED    1,2         32,558      0    0
PAN AMERICAN SILVER CORP     COM            697900108    1,667    70,000 SH       DEFINED    1,2         70,000      0    0
PEABODY ENERGY CORP          COM            704549104    8,590   190,000 SH       DEFINED    1,2        190,000      0    0
PENGROWTH ENERGY TR          TR UNIT NEW    706902509   18,779 1,950,000 SH       DEFINED    1,2      1,950,000      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG 71654V101   23,585   556,380 SH       DEFINED    1,2        556,380      0    0
PIONEER NAT RES CO           COM            723787107   18,786   390,000 SH       DEFINED    1,2        390,000      0    0
POTASH CORP SASK INC         COM            73755L107   10,850   100,000 SH       DEFINED    1,2        100,000      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   22,710 1,513,000 SH       DEFINED    1,2      1,513,000      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   13,509   900,000     CALL DEFINED    1,2        900,000      0    0
RANDGOLD RES LTD             ADR            752344309      871    11,000 SH       DEFINED    1,2         11,000      0    0
RESOLUTE ENERGY CORP         COM            76116A108    3,842   333,500 SH       DEFINED    1,2        333,500      0    0
SANDRIDGE ENERGY INC         COM            80007P307   15,173 1,609,000 SH       DEFINED    1,2      1,609,000      0    0
SANDRIDGE ENERGY INC         COM            80007P307    5,658   600,000     CALL DEFINED    1,2        600,000      0    0
SCHLUMBERGER LTD             COM            806857108   17,982   276,267 SH       DEFINED    1,2        276,267      0    0
SILVER WHEATON CORP          COM            828336107   17,644 1,174,700 SH       DEFINED    1,2      1,174,700      0    0
SOUTHWESTERN ENERGY CO       COM            845467109   11,279   234,000 SH       DEFINED    1,2        234,000      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    1,717    16,000 SH       DEFINED    1,2         16,000      0    0
STEEL DYNAMICS INC           COM            858119100    6,647   375,100 SH       DEFINED    1,2        375,100      0    0
SUNCOR ENERGY INC NEW        COM            867224107   11,572   327,723 SH       DEFINED    1,2        327,723      0    0
TALISMAN ENERGY INC          COM            87425E103      447    24,000 SH       DEFINED    1,2         24,000      0    0
THOMPSON CREEK METALS CO INC COM            884768102    8,438   720,000 SH       DEFINED    1,2        720,000      0    0
TRANSOCEAN LTD               REG SHS        H8817H100   15,429   186,345 SH       DEFINED    1,2        186,345      0    0
ULTRA PETROLEUM CORP         COM            903914109    5,213   104,557 SH       DEFINED    1,2        104,557      0    0
URANERZ ENERGY CORPORATION   COM            91688T104    2,600 2,000,000 SH       DEFINED    1,2      2,000,000      0    0
UR-ENERGY INC                COM            91688R108      899 1,172,500 SH       DEFINED    1,2      1,172,500      0    0
VALE S A                     ADR            91912E105    8,709   300,000 SH       DEFINED    1,2        300,000      0    0
WEATHERFORD INTERNATIONAL LT REG            H27013103   24,355 1,359,839 SH       DEFINED    1,2      1,359,839      0    0
XTO ENERGY INC               COM            98385X106    8,924   191,800 SH       DEFINED    1,2        191,800      0    0
YAMANA GOLD INC              COM            98462Y100    3,712   326,200 SH       DEFINED    1,2        326,200      0    0
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